UNITED STATES
SECURITIES AND EXCHANGE COMMISSION	OMB APPROVAL
Washington, DC 20549	OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden
FORM N-Q	hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/06

Date of Reporting Period: 8/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—87.2%
$2,000	ABC Unified School Dist., GO,
	zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$903,220
1,000	Alpine Union School Dist., GO,
	zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	436,810
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26 (FGIC) (Pre-refunded @ $101, 8/1/11) (b)	Aaa/AAA	8,980,546
	Association of Bay Area Governments Finance Auth. Rev.,
	Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A	5,595,422
26,000	5.35%, 11/15/32	NR/A	27,804,400
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	11,695,730
	Bay Area Governments Assoc.,
1,945	Improvement Board Act of 1915 Special Assessment, 6.30%, 9/2/25	NR/NR	2,075,548
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,112,620
1,085	Capistrano Unified School Dist., Community Fac. Dist.,
	Special Tax, 5.70%, 9/1/20 (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,210,079
1,100	Cathedral City Cove Improvements Dist.04-02,
	Special Assessment, 5.00%, 9/2/30	NR/NR	1,109,339
2,300	Ceres Unified School Dist., GO,
	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	696,256
	Chula Vista, Special Tax,
1,160	6.05%, 9/1/25 (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	1,332,202
2,500	6.10%, 9/1/32 (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	2,876,850
1,825	6.15%, 9/1/26	NR/NR	1,931,014
4,380	6.20%, 9/1/33	NR/NR	4,639,778
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	903,220
3,535	zero coupon, 8/1/25	Aaa/AAA	1,438,215
2,500	zero coupon, 8/1/27	Aaa/AAA	913,450
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,499,761
	Corona-Norco Unified School Dist., Public Financing Auth.,
	Special Tax, Ser. A,
210	5.55%, 9/1/15	NR/NR	214,750
305	5.65%, 9/1/16	NR/NR	312,055
160	5.75%, 9/1/17	NR/NR	164,251
530	6.00%, 9/1/20	NR/NR	546,435
1,000	6.00%, 9/1/25	NR/NR	1,029,250
4,150	6.10%, 9/1/32	NR/NR	4,287,946
1,110	Corona-Norco Unified School Dist., Special Tax,
	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,172,693
2,800	Cotati Redev. Agcy., Tax Allocation,
	5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,915,948
3,000	Dinuba Financing Authority Lease Rev.,
	5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,182,700

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Educational Facs. Auth. Rev.,
$3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	$872,746
	Mills College, Ser. A,
1,810	5.00%, 9/1/29	A3/NR	1,882,147
2,320	5.00%, 9/1/34	A3/NR	2,408,694
	Empire Union School Dist., Special Tax,
1,560	zero coupon, 10/1/30	Aaa/AAA	473,834
1,265	zero coupon, 10/1/32	Aaa/AAA	345,724
1,000	Escondido Union School Dist., GO,
	zero coupon, 8/1/27 (FSA)	Aaa/AAA	365,380
2,440	Eureka Union School Dist., GO,
	zero coupon, 8/1/27 (FSA)	Aaa/AAA	891,527
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	3,138,768
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,374,839
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,375,260
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,440,331
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	6,080,437
400	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	426,860
1,440	Fremont Community Facs. Dist. No. 1, Special Tax,
	5.30%, 9/1/30	NR/NR	1,468,123
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1,
11,700	6.25%, 6/1/33	Baa3/BBB	13,048,542
36,200	6.75%, 6/1/39	Baa3/BBB	41,800,864
	Health Facs. Finance Auth. Rev.,
5,500	5.125%, 1/1/22	NR/A	5,874,550
3,875	5.25%, 1/1/26 (CA Mtg. Ins.)	NR/A	4,121,334
2,115	5.375%, 11/1/20	NR/A	2,276,226
565	Catholic Healthcare Facs., 5.00%, 7/1/28, Ser. A	A3/A-	573,656
1,750	Huntington Beach Community Facs. Dist., Special Tax, (MBIA),
	6.30%, 9/1/32	NR/NR	1,807,207
	Industry Urban Dev. Agcy., Tax Allocation, (MBIA),
1,045	Transportation Dist. 2, 4.75%, 5/1/21	Aaa/AAA	1,073,811
1,035	Transportation Dist. 3, 4.75%, 5/1/21	Aaa/AAA	1,063,535
200	Infrastructure & Economic Dev. Bank Rev.,
	Bay Area Toll Bridges, 5.00%, 7/1/36 (AMBAC)	Aaa/AAA	212,338
7,000	Irvine Improvement Board Act 1915,
	5.70%, 9/2/26	NR/NR	7,225,190
1,900	Jurupa Unified School Dist., GO,
	zero coupon, 5/1/27 (FGIC)	Aaa/AAA	694,222
2,450	Kings Canyon JT Unified School Dist., GO,
	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	895,181
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,558,958
5,935	Long Beach Unified School Dist., GO,
	5.00%, 8/1/27, Ser. C (MBIA)	Aaa/NR	6,220,058
	Los Angeles, CP, (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	10,420,128
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,840,381

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$7,200	Los Angeles, Wastewater System. Rev.,
	5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	$7,599,312
1,000	Manhattan Beach Unified School Dist., GO,
	zero coupon, 9/1/25 (FGIC)	Aaa/AAA	405,320
7,295	Manteca Redev. Agcy., Tax Allocation,
	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,748,165
	Manteca Unified School Dist., Special Tax, (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	949,264
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,602,310
4,000	Merced Cnty., CP,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,192,960
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,170,657
2,705	zero coupon, 8/1/24	Aaa/AAA	1,149,273
2,000	zero coupon, 5/1/27	Aaa/AAA	731,420
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	829,277
1,000	Modesto Public Financing Auth. Lease Rev.,
	5.00%, 9/1/29 (AMBAC)	Aaa/AAA	1,049,160
2,385	Monrovia Financing Auth. Lease Rev., Hillside
	Wilderness Preserve, 5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,569,337
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	643,215
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	636,783
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,151,385
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,013,929
2,400	Morgan Hill Unified School Dist., GO,
	zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,083,864
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D (MBIA)	Aaa/AAA	1,598,865
1,800	Murrieta Redev. Agcy., Tax Allocation,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,910,088
3,245	Newark Unified School Dist., GO,
	zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,251,629
	Oakland Redev. Agcy., Tax Allocation,
1,395	5.25%, 9/1/27	NR/A-	1,460,858
2,185	5.25%, 9/1/33	NR/A-	2,286,755
1,000	Orange Cnty. Community Facs. Dist., Special Tax,
	No. 01-1-Ladera Ranch, 6.00%, 8/15/25, Ser. A	NR/NR	1,066,930
12,000	Orange Cnty. Sanitation Dist., CP,
	5.25%, 2/1/30 (FGIC)	Aaa/AAA	13,007,280
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	375,248
1,230	zero coupon, 12/1/31	Aaa/AAA	356,183
1,225	zero coupon, 12/1/32	Aaa/AAA	336,569
1,750	Paramount Unified School Dist., GO,
	zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	787,395
	Perris Public Financing Auth. Rev., Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,245,311
780	5.375%, 10/1/20, Ser. C	NR/BBB	827,354
1,800	5.625%, 10/1/31, Ser. C	NR/BBB	1,934,118

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$10,150	Placer Union High School Dist., GO,
	zero coupon, 8/1/33 (FSA)	Aaa/AAA	$2,694,520
	Poway Unified School Dist., Special Tax,
	Community FACS Dist. No. 6,
1,500	5.50%, 9/1/25	NR/NR	1,519,035
3,000	5.60%, 9/1/33	NR/NR	3,045,630
	Community FACS Dist. No. 6-Area-A,
1,000	6.05%, 9/1/25	NR/NR	1,047,420
5,500	6.125%, 9/1/33	NR/NR	5,707,295
	Community FACS Dist. No. 10-Area-D,
1,000	5.65%, 9/1/25	NR/NR	1,012,780
2,200	5.70%, 9/1/32	NR/NR	2,228,864
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,145,980
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	464,865
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,706,139
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,144,050
4,000	zero coupon, 8/1/25	Aaa/AAA	1,627,400
4,000	zero coupon, 8/1/26	Aaa/AAA	1,542,840
4,500	zero coupon, 8/1/27	Aaa/AAA	1,644,210
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,960,216
3,365	5.00%, 9/1/32	Aaa/AAA	3,557,949
2,155	5.00%, 9/1/33	Aaa/AAA	2,278,568
	Sacramento City Financing Auth. Rev.,
4,500	5.00%, 12/1/32, Ser. A (FSA) (Pre-refunded @ $100, 12/1/12) (b)	Aaa/AAA	4,994,775
4,730	North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	4,934,620
12,490	Sacramento Cnty. Airport System. Rev.,
	5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	13,099,137
	San Diego Cnty. Water Auth. Water Rev., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,758,985
8,000	5.00%, 5/1/29	Aaa/AAA	8,441,520
	San Diego Public Facs. Financing Auth. Lease Rev.,
1,000	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,044,340
1,500	Fire & Life Safety Facilities, 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,570,860
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,733,180
	San Francisco City & Cnty. Airport Community, Int'l Airport Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	5,597,734
20,300	5.00%, 5/1/32, Ser. 28B	Aaa/AAA	21,268,919
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,599,842
10,190	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	10,817,093
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	799,350
6,105	zero coupon, 8/1/26	Aaa/AAA	2,354,760
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31 (FGIC)	Aaa/AAA	5,134,528

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$2,300	San Mateo Union High School Dist., GO,
	zero coupon, 9/1/20 (FGIC)	Aaa/AAA	$1,205,062
1,730	San Rafael City High School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,833,385
3,280	San Rafael Elementary School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,476,013
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,931,788
2,895	5.00%, 7/1/26	Aaa/AAA	3,076,111
3,040	5.00%, 7/1/27	Aaa/AAA	3,219,694
1,260	Santa Cruz Cnty. Rev., 5.25%, 8/1/32	A3/NR	1,346,751
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,149,540
3,000	6.25%, 9/1/29	NR/NR	3,211,410
	Saugus Hart School Facs. Financing Auth., Special Tax,
	Community Facilities Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,180,345
2,260	6.125%, 9/1/33	NR/NR	2,339,914
1,000	Shasta Union High School Dist., GO,
	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	428,810
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,753,839
1,800	Southern Mono Health Care Dist., GO,
	zero coupon, 8/1/26 (MBIA)	Aaa/AAA	680,238
	State Department of Water Resources Rev.,
	Central VY Project, Ser. AC (MBIA),
4,500	5.00%, 12/1/15	Aaa/AAA	4,998,510
900	5.00%, 12/1/25	Aaa/AAA	968,157
35,000	State Economic Recovery, GO,
	5.00%, 7/1/11, Ser. A (MBIA)	Aaa/AAA	38,241,700
9,605	State Public Works Board Lease Rev., UCLA Replacement Hospital,
	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	10,166,892
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,802,323
1,000	State Univ. Rev. & Colleges, 5.00%, 11/1/13, Ser. A (FSA)	Aaa/AAA	1,109,290
	Statewide Community Dev. Auth. Rev.,
3,555	Bentley School, 6.75%, 7/1/32 (a)	NR/NR	3,868,906
9,700	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	10,586,871
2,770	Kaiser Permanent, 5.50%, 11/1/32, Ser. A	A3/A+	2,953,319
3,000	Live Oak School, 6.75%, 10/1/30	NR/NR	3,190,140
	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)	NR/NR	1,171,954
1,795	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29	Baa3/NR	1,902,467
7,750	Tamalpais Union High School Dist., GO,
	5.00%, 8/1/27 (FSA)	Aaa/AAA	8,236,003
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda County, 6.00%, 6/1/42	Baa3/NR	4,807,305
	Fresno County,
4,335	5.625%, 6/1/23	Baa3/BBB	4,420,356
10,000	6.00%, 6/1/35	Baa3/BBB	10,730,400
1,800	Stanislaus Fdg., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,910,106

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$995	Tracy Community Facs. Dist., Special Tax, No. 99-2,
	South Macarthur Area, 6.00%, 9/1/27	NR/NR	$1,023,149
6,250	University Rev., 5.00%, 5/15/11, Ser. A (AMBAC)	Aaa/AAA	6,834,250
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,671,500
1,555	Ventura Unified School Dist., GO,
	5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,645,999
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33 (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,130,880
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	482,411
2,410	zero coupon, 8/1/26	Aaa/AAA	929,561
1,000	Vista Unified School Dist., GO,
	zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	385,710
	West Contra Costa University School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,872,616
2,690	5.00%, 8/1/28	Aaa/AAA	2,817,210
1,890	5.00%, 8/1/31	Aaa/AAA	1,972,461
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,563,595
2,000	William S. Hart JT School Financing Auth. Rev.,
	5.625%, 9/1/34	NR/BBB+	2,150,940
2,110	Yuba City Unified School Dist., GO,
	zero coupon, 9/1/25 (FGIC)	Aaa/AAA	846,912

	Total California Municipal Bonds & Notes (cost—$566,996,093)		614,903,750

OTHER MUNICIPAL BONDS & NOTES—3.2%
	New York—0.5%
3,250	State Dormitory Auth. Rev., Hospital,
	6.25%, 8/15/15 (FHA)	Aa2/AAA	3,809,585

	Puerto Rico—0.7%
2,000	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN	A3/A-	2,124,840
2,505	Public Building Auth. Rev., Government Facilities,
	5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	2,632,429

			4,757,269

	Tennessee—1.3%
8,535	Memphis Electric System Rev.,
	5.00%, 12/1/16, Ser. A (MBIA)	Aaa/AAA	9,259,280

	Texas—0.7%
4,170	State Univ. Rev., 5.25%, 8/15/12, Ser. A	Aaa/AAA	4,632,453

	Total Other Municipal Bonds & Notes (cost—$21,744,145)		22,458,587

CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)—5.6%
4,238	Los Angeles Dept. of Water & Power, Waterworks Rev.,
	12.43%, 7/1/41, Ser. 754 (FGIC-TCRS)	Aaa/NR	5,083,135
1,875	Modesto Public Financing Auth. Lease Rev.,
	11.93%, 9/1/29, Ser. 354 (AMBAC)	Aaa/NR	2,243,700

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CALIFORNIA VARIABLE RATE NOTES—(continued)
$4,952	Oakland, GO, 11.93%, 1/15/32, Ser. 756 (FGIC)	Aaa/NR	$6,008,051
1,944	San Diego Unified School Dist., GO,
	11.93%, 7/1/27, Ser. 758 (FGIC)	Aaa/NR	2,655,660
3,742	San Jose, GO, 11.93%, 9/1/32, Ser. 760 (MBIA)	Aaa/NR	4,628,275
2,287	San Jose Unified School Dist. Santa Clara Cnty., GO,
	11.93%, 8/1/27, Ser. 761 (FSA)	Aaa/NR	2,861,296
10,000	Statewide Financing Auth. Rev., 8.456%, 5/1/37	NR/NR	11,445,600
1,375	University of CA Rev., 10.93%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	1,532,465
2,500	University Rev., 11.93%, 9/1/28, Ser. 762 (FGIC)	Aaa/NR	3,048,350

	Total California Variable Rate Notes (cost—$33,228,044)		39,506,532

OTHER VARIABLE RATE NOTES (c)(d)(e)—2.6%
	Puerto Rico—2.6%
11,000	Public Building Auth. Rev., Government Facilities,
	5.00%, 7/1/36, Ser. J (AMBAC-GTD)	Aaa/AAA	12,048,630
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	5,879,078

	Total Other Variable Rate Notes (cost—$17,513,402)		17,927,708

CORPORATE BONDS & NOTES—0.5%
3,700	General Motors Acceptance Corp.,
	4.559%, 7/16/07, FRN (cost—$3,533,066)	Ba1/BB	3,633,970

U.S. TREASURY BILLS (f)—1.1%
7,880	2.948%-3.03%, 9/15/05 (cost—$7,870,869)		7,869,890

	Total Investments before options written (cost—$650,885,619)—100.2		706,300,437

OPTIONS WRITTEN (g)—(0.2)%
Contracts
	Call Options—(0.2)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
584	strike price $112, expires 11/22/05		(657,000)
790	strike price $113, expires 11/22/05		(543,125)

			(1,200,125)

	Put Options—(0.0)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
1,045	strike price $105.50, expires 11/22/05		(65,312)
862	strike price $106, expires 11/22/05		(80,813)

			(146,125)

	Total Options Written (premiums received—$936,384)		(1,346,250)

	Total Investments net of options written (cost—$649,949,235)—100.0%		$704,954,187

Other Investments:
Futures contracts outstanding at August 31, 2005:
		Notional		Unrealized
		Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)

	Long: U.S. Treasury 5 Year Note	$14,100	12/20/05	$163,031
	Short: U.S. Treasury 20 Year Bond	34,700	9/21/05	(580,453)

				$(417,422)

______________

Notes to Schedule of Investments:

*
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of security, maybe fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	Illiquid security.
(b)	Pre-refunded bonds — collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(c)
144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)
Variable Rate Notes — Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at August 31, 2005.

(f)	All or partial amount segregated as initial margin on futures contracts.
(g)	Non-income producing.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2005.
FSA — insured by Financial Security Assurance, Inc.
GO — General Obligation Bond
GTD — Guaranteed
IBC — insured by Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
TCRS — insured by Temporary Custodian Receipts

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005